Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 11,127	$ 1,605	¥ 3,534
Amounts due to related parties	867	125	883
Jiaxin Travel
Related Party Transaction [Line Items]
Amount due from related parties			948
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Amount due from related parties	6,471	933
Dangdai
Related Party Transaction [Line Items]
Amount due from related parties	2,209	319	1,998
East China Normal University Electronic and Audio-visual Publishing House ("ESNU Publishing")
Related Party Transaction [Line Items]
Amount due from related parties	1,859	268
Amounts due to related parties	541	78
Non-controlling Interest Shareholders of VIE's Subsidiaries
Related Party Transaction [Line Items]
Amount due from related parties	588	85	588
Amounts due to related parties	283	41	723
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 43	$ 6	¥ 160